Reportable Operating Segements and Geographic Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense	$ 7,742	$ 7,571	$ 7,618	$ 7,031	$ 7,244	$ 6,973	$ 6,805	$ 6,560	$ 29,962	$ 27,582	$ 24,336
Pretax income (loss) from continuing operations	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252	6,956	5,964	2,841
United States Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									21,254	19,976	17,328
Pretax income (loss) from continuing operations									6,971	6,137	3,194
EMEA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,551	3,132	3,152
Pretax income (loss) from continuing operations									620	444	319
JAPA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,071	2,630	2,229
Pretax income (loss) from continuing operations									430	273	187
LACC Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,706	2,451	2,314
Pretax income (loss) from continuing operations									583	469	276
Other Unallocated [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									(620)	(607)	(687)
Pretax income (loss) from continuing operations									$ (1,648)	$ (1,359)	$ (1,135)